CAPITAL RATIOS	6 Months Ended
Jun. 30, 2011
CAPITAL RATIOS

NOTE 3 – CAPITAL RATIOS

At the dates indicated, capital ratios for the Company and the Bank were:

					To Be Well
					Capitalized
			Minimum		Under Prompt
			Capital		Corrective
	Actual		Requirement		Action Provisions
As of June 30, 2011	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Amounts in Thousands)
Total capital to risk weighted assets:
Consolidated	$22,437	13.3%	$13,516	8.0%	N/A	N/A
First National Bank of Ottawa	22,220	13.2	13,508	8.0	$16,885	10.0%

Tier I capital to risk weighted assets:
Consolidated	$20,310	12.0%	$6,758	4.0%	N/A	N/A
First National Bank of Ottawa	20,093	11.9	6,754	4.0	$10,131	6.0%

Tier I capital to average assets:
Consolidated	$20,310	7.3%	$11,144	4.0%	N/A	N/A
First National Bank of Ottawa	20,093	7.2	11,140	4.0	$13,925	5.0%

					To Be Well
					Capitalized
			Minimum		Under Prompt
			Capital		Corrective
	Actual		Requirement		Action Provisions
As of December 31, 2010	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(Amounts in Thousands)
Total capital to risk weighted assets:
Consolidated	$22,269	12.7%	$14,054	8.0%	N/A	N/A
First National Bank of Ottawa	22,048	12.6	14,001	8.0	$17,502	10.0%

Tier I capital to risk weighted assets:
Consolidated	$20,067	11.4%	$7,027	4.0%	N/A	N/A
First National Bank of Ottawa	19,846	11.3	7,001	4.0	$10,501	6.0%

Tier I capital to average assets:
Consolidated	$20,067	6.6%	$12,176	4.0%	N/A	N/A
First National Bank of Ottawa	19,846	6.5	12,171	4.0	$15,214	5.0%

At the dates indicated, the Company and the Bank met the requirements to be categorized as “well capitalized” under general minimum regulatory requirements and management is not aware of any conditions or events since the most recent notification that would change the Company’s or Bank’s categories. In connection with the current economic environment and the Bank’s level of nonperforming assets, which is higher than historical levels, the Bank’s Board of Directors has resolved to maintain the Bank’s Tier 1 to average assets ratio at or above 7.25%.